Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest	$ 24,601	$ 26,654
Total income tax expense	6,020	4,576
Net earnings	19,830	16,353
Parent Company
Interest and dividend from subsidiary	6,731	8,534
Total revenues	6,731	8,534
Interest	959	1,116
Other operating expenses	677	692
Total expenses	1,636	1,808
Income before income tax benefit and equity in undistributed earnings of subsidiaries	5,095	6,726
Total income tax expense	337	372
Income before equity in undistributed earnings of subsidiaries	5,432	7,098
Equity in undistributed earnings of subsidiaries	14,398	9,255
Net earnings	$ 19,830	$ 16,353